Maturity Analysis of the Earliest Contractual Undiscounted Cash Flows of Financial Liabilities	12 Months Ended
Dec. 31, 2025
Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [Abstract]
Maturity Analysis of the Earliest Contractual Undiscounted Cash Flows of Financial Liabilities	31 — Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities

	Dec 31, 2025
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	174,274	—	—	—	—
Interest bearing deposits	245,203	148,888	117,503	14,882	11,777
Trading liabilities¹	42,879	—	—	—	—
Negative market values from derivative financial instruments¹	225,827	—	—	—	—
Financial liabilities designated at fair value through profit or loss	30,752	45,626	11,122	15,674	12,403
Investment contract liabilities²	—	—	469	—	—
Negative market values from derivative financial instruments qualifying for hedge accounting³	—	72	24	33	43
Central bank funds purchased	1,967	—	—	—	—
Securities sold under repurchase agreements	470	767	584	601	109
Securities loaned	2	—	—	—	—
Other short-term borrowings	6,416	3,882	8,197	—	—
Long-term debt	1	12,456	14,408	70,203	33,230
Trust preferred securities	—	—	299	—	—
Lease liabilities	122	147	430	1,814	2,632
Other financial liabilities	116,713	3,554	556	699	46
Off-balance sheet loan commitments	211,367	—	—	—	—
Financial guarantees	35,949	—	—	—	—
Total⁴	1,091,941	215,391	153,593	103,905	60,240
[1]Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods
[2]These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value
[3]Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[4]The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.

	Dec 31, 2024
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	177,915	—	—	—	—
Interest bearing deposits	198,045	159,292	112,543	16,012	10,422
Trading liabilities¹	43,498	—	—	—	—
Negative market values from derivative financial instruments¹	276,410	—	—	—	—
Financial liabilities designated at fair value through profit or loss	30,224	35,024	5,943	13,767	8,373
Investment contract liabilities²	—	—	454	—	—
Negative market values from derivative financial instruments qualifying for hedge accounting³	—	978	614	27	57
Central bank funds purchased	1,227	—	—	—	—
Securities sold under repurchase agreements	407	1,143	182	1,089	25
Securities loaned	2	—	—	—	—
Other short-term borrowings	1,487	5,767	2,862	—	—
Long-term debt	—	7,119	18,030	70,602	36,195
Trust preferred securities	—	—	302	—	—
Lease liabilities	3	157	454	1,933	3,116
Other financial liabilities	72,780	1,076	1,059	1,829	87
Off-balance sheet loan commitments	212,990	—	—	—	—
Financial guarantees	32,368	—	—	—	—
Total⁴	1,047,356	210,557	142,443	105,258	58,275
[1]Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods
[2]These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value
[3]Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[4]The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote